Pensions and other post-employment benefits - Actuarial assumptions (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Actuarial assumptions analysis
Discount rate (as a percent)	2.20%	1.70%
United States
Actuarial assumptions analysis
Discount rate (as a percent)	2.40%	1.90%
Germany
Actuarial assumptions analysis
Discount rate (as a percent)	0.90%	0.40%
UNITED KINGDOM
Actuarial assumptions analysis
Discount rate (as a percent)	1.90%	1.30%
Long-term rate of improvement (as a percent)	1.50%
Defined benefit plans and post-retirement benefits plans
Actuarial assumptions analysis
Discount rate (as a percent)	2.20%	1.70%
Annual rate of increase in future compensation levels (as a percent)	2.00%	1.90%
Pension growth rate (as a percent)	0.40%	0.30%
Inflation rate (as a percent)	1.80%	1.80%
Healthcare costs trend rate assumed for next year (as a percent)	8.60%	4.90%
Healthcare cost trend rate assumed for next year (excluding post-employment dental benefits) (as a percent)	8.90%	5.00%
Terminal growth rate (as a percent)	4.40%	4.40%
Weighted average duration of defined benefit obligations	10 years	11 years